Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2023
Prospectus Date	rr_ProspectusDate	Aug. 30, 2023
ARGA VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARGA Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ARGA Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies and in other financial instruments, such as shares of exchange-traded funds (“ETFs”), that have similar economic characteristics to such securities. This 80% investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of the 80% policy, the Fund may purchase stocks issued by companies of any size, but it typically focuses its investments on large-cap stocks.

The Fund considers a company to be a U.S. company if any of the following apply: (i) its securities are traded principally in the United States; (ii) it is organized under the laws of, or has a principal office in, the United States; or (iii) while traded on any market, it derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States (the “Revenue or Asset Test”).

For purposes of the Fund’s 80% investment policy, equity securities include common stock, preferred stock, rights, warrants, convertible securities, Master Limited Partnerships (“MLPs”), private placements through both initial and secondary underwritten offerings (including Rule 144 and 144A securities, which are securities that may be resold without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to an exemption from registration under the 1933 Act), ETFs and real estate investment trusts (“REITs”). The Fund may also invest up to 20% of its total assets in depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)). Depositary receipts are certificates typically issued by a bank or trust company that represent ownership interests of non-U.S. companies.

In seeking to achieve the Fund’s investment objective, the Adviser utilizes a “value style” of investing. The Adviser believes that investors overreact to short-term developments in companies, leading to opportunities to generate gains as the companies recover. The Adviser’s valuation-focused process uses a dividend discount model to select stocks that trade at a discount to intrinsic value based on a company’s long-term earnings power and dividend-paying capability.

The Adviser primarily targets a portfolio of U.S. equity securities that, in the Adviser’s opinion, appear to be temporarily undervalued by the stock market. In selecting securities to buy for the Fund, the Adviser combines quantitative screens with fundamental research. The Adviser applies quantitative screening to rank companies on key value metrics, including price-to-consensus forecast earnings, price-to-book value, dividend yield and normalized earnings yields (adjusted for return on invested capital) to focus its analysis generally on the most undervalued companies. Fundamental research is then used to develop fundamental forecasts to estimate long-term earnings power and dividend paying capability of the companies, such as revenue growth rates and operating margins. The research also considers various economic and company-specific scenarios that may affect these fundamental forecasts. These forecasts are then analyzed in the Adviser’s dividend discount model, which estimates the present value of future forecast dividend payments by discounting them at an appropriate interest rate. In other words, the

Adviser’s dividend discount model estimates what these forecasted dividend payments are worth in today’s dollars. The Adviser then selects securities that the Adviser perceives as trading at a discount to intrinsic value as estimated by the dividend discount model. Generally, the more attractive the Adviser views the valuation upside, after taking into consideration potential risks, the larger the position size. The Fund may invest in ETFs for cash management purposes, including to equitize cash, while the Adviser determines how to invest the cash. The Fund will primarily invest in ETFs that have characteristics consistent with the Fund’s principal investment strategy.

Further, the Adviser’s value investing approach integrates environmental, social and governance (“ESG”) considerations across the investment decision-making process for the Fund. The Adviser uses a proprietary global ESG scoring framework to identify and measure ESG risks and opportunities presented by issuers as part of the Adviser’s initial research process and ongoing evaluation after purchasing the issuer’s security.

The Adviser will generally sell a security when it has a relatively low expected return to intrinsic value. Additionally, the Adviser may sell a security if its fundamentals deteriorate or if the Adviser identifies another security that the Adviser believes has a relatively more attractive discount to intrinsic value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Large Capitalization Company Risk — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States and may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risks of Investment in Countries Outside the United States — To the extent the Fund invests in companies which are based outside of the United States but satisfy the Revenue or Asset Test, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers based in countries outside the United States. The Fund may also be susceptible to foreign exchange risk due to investments in issuers outside the United States.

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

ESG Risk — A company’s ESG score is one factor considered by the Adviser when determining whether to buy or sell a security. The Fund may purchase and hold securities that present ESG risks. The evaluation of ESG factors is often subjective and the Adviser may not identify or evaluate every relevant ESG factor with respect to every investment. As a result, the ESG evaluation performed by the Adviser may differ from the evaluations made by other investment advisers and may not reflect the beliefs or values of any particular investor. In addition, the evaluation of ESG factors and implementation of ESG-related investment restrictions (i.e., screens) rely on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers, and ESG-related data is often based on estimates or assumptions. The Adviser’s ability to evaluate and assess ESG factors and the successful implementation of ESG-related investment restrictions may be limited or compromised to the extent relevant data is unavailable or inaccurate. The integration of ESG considerations may also cause the Fund to perform differently compared to accounts that do not integrate ESG considerations. For example, ESG considerations may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so. Further, an increased focus on ESG or sustainability investing in recent years may have led to increased valuations of certain issuers with higher ESG profiles. A reversal of that trend could result in losses with respect to investments in such issuers.

Valuation Risk — The sales price the Fund could receive for any particular portfolio investment may differ from the valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the security was not fair-valued or if it was valued using a different valuation methodology.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investments in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://www.argainvest.com or by calling toll-free to 866-234-ARGA (866-234-2742).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new, and, therefore, has no performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-234-ARGA (866-234-2742).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.argainvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
ARGA VALUE FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARUVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 357
ARGA VALUE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARUIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 231

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	ARGA Investment Management, LP (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses excluding class-specific expenses, Distribution and/or Service (12b-1) Fees, Shareholder Servicing Fees, brokerage commissions, acquired fund fees and expenses, dividend and interest securities sold short, and certain other expenses (“Gross Expenses”) from exceeding 0.65% of the average daily net assets of each of the Fund’s share classes until April 30, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Gross Expenses are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025.